Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance

					Average Summary Compensation Table Total for Non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(2)(3)	Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO Frenzel ($)(1)	Summary Compensation Table Total for CEO Fowke ($)(1)	Compensation Actually Paid to CEO Frenzel ($)(1)(2)	Compensation Actually Paid to CEO Fowke ($)(1)(2)			Total Shareholder Return ($)	EEI Electrics Index Total Shareholder Return ($)(4)	Net Income (in Millions) ($)	Ongoing EPS ($)(5)
2022	10,318,579	—	9,940,497	—	3,258,129	3,535,717	120	117	1,736	3.17
2021	8,350,364	12,785,442	6,391,262	(962,729)	2,543,311	1,949,601	113	116	1,597	2.96
2020	—	16,805,589	—	30,490,302	2,795,911	3,941,492	108	99	1,473	2.79
(1)Mr. Frenzel became CEO on August 18, 2021. Mr. Fowke served as our CEO from 2011 until his retirement on August 18, 2021.
(2)Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted by:
•deducting the year-over-year change in pension value
•deducting the grant date fair value of equity-based awards granted in the applicable year
•adding the value of such equity-based awards along with the value of pension service costs, both as required to be calculated by the SEC's rules for determining CAP.
Additional information regarding the amounts deducted and added for each applicable year follows. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the applicable year are included in the applicable equity value column.

		Pension-Related Adjustments		Equity-Related Adjustments
	Year	Summary Compensation Table "Change in Pension Value" Amount ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	Change in Fair Value of Prior Year Awards Remaining Unvested at Year-End ($)	Vest Date Fair Value of Awards Granted and Vested in the Same Year ($)	Change in Fair Value of Prior Year Awards that Vested During the Year ($)	Fair Value of Prior Year Awards that were Forfeited During the Year ($)	Aggregate Change in Value ($)
CEO Frenzel	2022	(69,074)	102,461	(7,000,062)	7,630,421	(990,476)	—	(51,352)	—	(378,082)
	2021	(79,491)	66,693	(6,300,028)	5,246,632	(625,025)	—	(267,883)	—	(1,959,102)
	2020	—	—	—	—	—	—	—	—	—
CEO Fowke	2022	—	—	—	—	—	—	—	—	—
	2021	(511,468)	316,483	(9,000,016)	2,699,427	(1,287,816)	—	(1,330,120)	(4,598,660)	(13,712,170)
	2020	(4,369,635)	2,378,183	(8,527,534)	14,588,015	8,048,923	—	1,566,760	—	13,684,712
Non-CEO Named Executive Officers	2022	(42,319)	87,794	(1,951,315)	2,105,225	99,760	—	(19,556)	—	279,589
	2021	(127,052)	74,793	(1,436,602)	1,234,089	(235,528)	—	(103,410)	—	(593,710)
	2020	(197,255)	56,624	(1,339,531)	1,883,245	550,712	—	192,145	—	1,145,580
(3)The non-CEO NEOs were as follows:

2022: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2020: Brian Van Abel, Robert Frenzel, Brett Carter, Timothy O'Connor, Amanda Rome and Kent Larson
(4)The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) included 39 companies at 2022 year-end and is a broad measure of industry performance.
		(5)The SEC's rules and related guidance state that the "Company-Selected Measure" must be an annual financial performance measure. The only annual financial performance measure used in our executive compensation program is ongoing EPS, which is a non-GAAP measure that we reconcile in Exhibit A which can be adjusted for certain identified financial impacts. No adjustments were made to ongoing EPS for 2022. As described in the CD&A, our annual incentive awards are, in part, based on ongoing EPS. When ongoing EPS is below guidance, annual incentive awards will not be paid.
Named Executive Officers, Footnote [Text Block]	The non-CEO NEOs were as follows:

2022: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
		2020: Brian Van Abel, Robert Frenzel, Brett Carter, Timothy O'Connor, Amanda Rome and Kent Larson
Peer Group Issuers, Footnote [Text Block]		The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) included 39 companies at 2022 year-end and is a broad measure of industry performance.
Adjustment To PEO Compensation, Footnote [Text Block]	Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted by:
•deducting the year-over-year change in pension value
•deducting the grant date fair value of equity-based awards granted in the applicable year
•adding the value of such equity-based awards along with the value of pension service costs, both as required to be calculated by the SEC's rules for determining CAP.
Additional information regarding the amounts deducted and added for each applicable year follows. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the applicable year are included in the applicable equity value column.

		Pension-Related Adjustments		Equity-Related Adjustments
	Year	Summary Compensation Table "Change in Pension Value" Amount ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	Change in Fair Value of Prior Year Awards Remaining Unvested at Year-End ($)	Vest Date Fair Value of Awards Granted and Vested in the Same Year ($)	Change in Fair Value of Prior Year Awards that Vested During the Year ($)	Fair Value of Prior Year Awards that were Forfeited During the Year ($)	Aggregate Change in Value ($)
CEO Frenzel	2022	(69,074)	102,461	(7,000,062)	7,630,421	(990,476)	—	(51,352)	—	(378,082)
	2021	(79,491)	66,693	(6,300,028)	5,246,632	(625,025)	—	(267,883)	—	(1,959,102)
	2020	—	—	—	—	—	—	—	—	—
CEO Fowke	2022	—	—	—	—	—	—	—	—	—
	2021	(511,468)	316,483	(9,000,016)	2,699,427	(1,287,816)	—	(1,330,120)	(4,598,660)	(13,712,170)
	2020	(4,369,635)	2,378,183	(8,527,534)	14,588,015	8,048,923	—	1,566,760	—	13,684,712
Non-CEO Named Executive Officers	2022	(42,319)	87,794	(1,951,315)	2,105,225	99,760	—	(19,556)	—	279,589
	2021	(127,052)	74,793	(1,436,602)	1,234,089	(235,528)	—	(103,410)	—	(593,710)
	2020	(197,255)	56,624	(1,339,531)	1,883,245	550,712	—	192,145	—	1,145,580

Non-PEO NEO Average Total Compensation Amount	[1]	$ 3,258,129	$ 2,543,311	$ 2,795,911
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	3,535,717	1,949,601	3,941,492
Total Shareholder Return Amount		120	113	108
Peer Group Total Shareholder Return Amount	[3]	117	116	99
Net Income (Loss)		$ 1,736,000,000	$ 1,597,000,000	$ 1,473,000,000
Company Selected Measure Amount	[4]	3.17	2.96	2.79
CEO BOb Frenzel [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	$ 10,318,579	$ 8,350,364	$ 0
PEO Actually Paid Compensation Amount	[2],[5]	9,940,497	6,391,262	0
CEO Ben Fowke [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]	0	12,785,442	16,805,589
PEO Actually Paid Compensation Amount	[2],[5]	$ 0	$ (962,729)	$ 30,490,302

[1]	The non-CEO NEOs were as follows:

2022: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2021: Brian Van Abel, Brett Carter, Timothy O'Connor and Amanda Rome
2020: Brian Van Abel, Robert Frenzel, Brett Carter, Timothy O'Connor, Amanda Rome and Kent Larson
[2]	Amounts in this column reflect the total compensation reflected in the Summary Compensation Table for the applicable year adjusted by:
•deducting the year-over-year change in pension value
•deducting the grant date fair value of equity-based awards granted in the applicable year
•adding the value of such equity-based awards along with the value of pension service costs, both as required to be calculated by the SEC's rules for determining CAP.
Additional information regarding the amounts deducted and added for each applicable year follows. The amounts included for non-CEO NEOs have been averaged. Dividends paid on equity awards during the applicable year are included in the applicable equity value column.

		Pension-Related Adjustments		Equity-Related Adjustments
	Year	Summary Compensation Table "Change in Pension Value" Amount ($)	Pension Service Cost ($)	Summary Compensation Table "Stock Awards" Amount ($)	Year-End Fair Value of Awards Granted During the Year that Remain Unvested ($)	Change in Fair Value of Prior Year Awards Remaining Unvested at Year-End ($)	Vest Date Fair Value of Awards Granted and Vested in the Same Year ($)	Change in Fair Value of Prior Year Awards that Vested During the Year ($)	Fair Value of Prior Year Awards that were Forfeited During the Year ($)	Aggregate Change in Value ($)
CEO Frenzel	2022	(69,074)	102,461	(7,000,062)	7,630,421	(990,476)	—	(51,352)	—	(378,082)
	2021	(79,491)	66,693	(6,300,028)	5,246,632	(625,025)	—	(267,883)	—	(1,959,102)
	2020	—	—	—	—	—	—	—	—	—
CEO Fowke	2022	—	—	—	—	—	—	—	—	—
	2021	(511,468)	316,483	(9,000,016)	2,699,427	(1,287,816)	—	(1,330,120)	(4,598,660)	(13,712,170)
	2020	(4,369,635)	2,378,183	(8,527,534)	14,588,015	8,048,923	—	1,566,760	—	13,684,712
Non-CEO Named Executive Officers	2022	(42,319)	87,794	(1,951,315)	2,105,225	99,760	—	(19,556)	—	279,589
	2021	(127,052)	74,793	(1,436,602)	1,234,089	(235,528)	—	(103,410)	—	(593,710)
	2020	(197,255)	56,624	(1,339,531)	1,883,245	550,712	—	192,145	—	1,145,580

[3]	The EEI Investor-Owned Electrics Index ("EEI Electrics Index") (market capitalization-weighted) included 39 companies at 2022 year-end and is a broad measure of industry performance.
[4]	The SEC's rules and related guidance state that the "Company-Selected Measure" must be an annual financial performance measure. The only annual financial performance measure used in our executive compensation program is ongoing EPS, which is a non-GAAP measure that we reconcile in Exhibit A which can be adjusted for certain identified financial impacts. No adjustments were made to ongoing EPS for 2022. As described in the CD&A, our annual incentive awards are, in part, based on ongoing EPS. When ongoing EPS is below guidance, annual incentive awards will not be paid.
[5]	Mr. Frenzel became CEO on August 18, 2021. Mr. Fowke served as our CEO from 2011 until his retirement on August 18, 2021.